GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL.
Summary of changes in goodwill

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2019	16,783,958	(7,671,568)	9,112,390
(+/-) Foreign exchange effect	661,247	(304,326)	356,921
Balance as of December 31, 2019	17,445,205	(7,975,894)	9,469,311
(+/-) Foreign exchange effect	4,976,383	(2,342,175)	2,634,208
Balance as of December 31, 2020	22,421,588	(10,318,069)	12,103,519
(+/-) Foreign exchange effect	1,469,190	(595,284)	873,906
Results in operations with subsidiary and joint ventures (note 3.4)	(549,898)	—	(549,898)
Balance as of December 31, 2021	23,340,880	(10,913,353)	12,427,527

Schedule of goodwill by segment

	2021	2020	2019
Brazil	373,135	373,135	373,135
Special Steel	4,111,619	3,828,841	2,969,752
North America	7,942,773	7,901,543	6,126,424
	12,427,527	12,103,519	9,469,311